EQUITY - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ 784	$ (9,506)	$ (15,028)
Re-measuring gains on defined benefit plans	1,508	585	447
Changes in fair value of financial assets at fair value through other comprehensive income	883	(1,082)	587
Other comprehensive income/(loss) for the year, net of tax	3,175	(10,003)	(13,994)
Reserves including portion related to non-controlling interests | Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gains on defined benefit plans	1,508	585	447
Other comprehensive income/(loss) for the year, net of tax	1,508	585	447
Reserves including portion related to non-controlling interests | Financial assets at FVOCI reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Changes in fair value of financial assets at fair value through other comprehensive income	883	(1,082)	587
Other comprehensive income/(loss) for the year, net of tax	883	(1,082)	587
Reserves including portion related to non-controlling interests | Foreign currency translation reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	784	(9,506)	(15,028)
Other comprehensive income/(loss) for the year, net of tax	$ 784	$ (9,506)	$ (15,028)